Consolidated Statements of Changes in Shareholders’ Equity (Deficits) - USD ($)	Ordinary shares Previosly Reported	Ordinary shares Recapitalization	Ordinary shares	Additional paid-in capital Previosly Reported	Additional paid-in capital Recapitalization	Additional paid-in capital	Accumulated deficit Previosly Reported	Accumulated deficit Recapitalization	Accumulated deficit	Accumulative other comprehensive income Previosly Reported	Accumulative other comprehensive income Recapitalization	Accumulative other comprehensive income	Previosly Reported	Recapitalization	Total
Balance at Dec. 31, 2022	$ 105,200	$ (98,727)	$ 6,473	$ 386,067	$ 98,727	$ 484,794	$ (529,044)		$ (529,044)	$ 47,112		$ 47,112	$ 9,335		$ 9,335
Balance (in Shares) at Dec. 31, 2022	1,051,997	63,678,414	64,730,411
Net income loss									13,560						13,560
Foreign currency translation adjustment												99			99
Balance at Dec. 31, 2023			$ 6,473			484,794			(515,484)			47,211			22,994
Balance (in Shares) at Dec. 31, 2023			64,730,411
Issuance of common shares (as adjusted for the Reverse Recapitalization)						7,980,950									7,980,950
Net income loss									(1,411,559)						(1,411,559)
Foreign currency translation adjustment												(2,139)			(2,139)
Balance at Dec. 31, 2024			$ 6,473			8,465,744			(1,927,043)			45,072			$ 6,590,246
Balance (in Shares) at Dec. 31, 2024			64,730,411												64,730,411	[1]
Issuance of Common shares per Business Combination			$ 579			13,199,421									$ 13,200,000
Issuance of Common shares per Business Combination (in Shares)			5,790,937
Issuance of Common Shares per Warrants exercise			$ 27			2,642,399									2,642,426
Issuance of Common Shares per Warrants exercise (in Shares)			267,913
Reverse Recapitalization transaction						448,476									448,476
Recognition of warrant liabilities assumed in the Business Combination						(13,746,147)									(13,746,147)
Adjustment to deferred offering costs						(3,848,212)									(3,848,212)
Net income loss									(8,311,316)						(8,311,316)
Foreign currency translation adjustment												168,864			168,864
Balance at Dec. 31, 2025			$ 7,079			$ 7,161,681			$ (10,238,359)			$ 213,936			$ (2,855,663)
Balance (in Shares) at Dec. 31, 2025			70,789,261												70,789,261	[1]

[1]	Shares related information and additional paid-in capital are retrospectively restated for effect of recapitalization completed on August 28, 2025.